Other operating income and expenses (Details 1) - BRL (R$) R$ in Thousands		12 Months Ended
		Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Other Operating Expense Net [Abstract]
Other operating income	[1]	R$ 556,715	R$ 896,279	R$ 690,310
Other operating expense	[1]	(1,281,764)	(1,259,338)	(1,067,560)
Contributions to the Guarantee of Credit Fund - FGC		(330,801)	(308,954)	(247,321)
Total		R$ (1,055,850)	R$ (672,013)	R$ (624,571)

[1]	On December 31, 2018, it consists mainly of Data Processing Expenses in the balance of R$ 67,724 (2017 - 73,664 and 2016 - R$ 61,186), Services Expenses in balance of R$ 26,852 (2017 - revenue of R$ 87,199 and 2016 - R$ 74,322), Indemnity Funds for Benefit - FGB R$ 34,996 (2017 - 5,334 and 2016 - R$ 172,699), Interest on Capital Income R$ 38,006 (2017 - 20,826 and 2016 - R$ 305) and Recovery of Charges and Expenses R$ 92,408 (2017 - 89,409 and 2016 - 72,360).